Net finance costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income on financial assets at amortised cost:
Other receivables		£ 38	£ 10
Cash and cash equivalents	£ 25	18	3
Financial assets measured at fair value through profit or loss	7	(5)	4
Net gains and losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	(109)	208	(35)
Retranslation of loans and bonds	111	(208)	35
Total finance income	34	51	17
Interest expense arising on:
Financial liabilities at amortised cost	(409)	(274)	(7)
Derivatives at fair value through profit or loss		6	(5)
Reclassification of hedges from other comprehensive income	23	18
Finance expense arising on lease liabilities	(5)	(4)	(4)
Other finance expense	(11)	(4)	(3)
Total finance expense	(402)	(258)	(19)
Net finance costs	£ (368)	£ (207)	£ (2)